Interbank deposits and securities purchased under agreements to resell (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Losses	R$ (7)	R$ (20)
B Three Brasil Bolsa Balco [Member]
IfrsStatementLineItems [Line Items]
Amounts pledged in guarantee of operations	7,031	0
Central Bank [Member]
IfrsStatementLineItems [Line Items]
Amounts pledged in guarantee of repurchase agreement transactions	R$ 165,020	R$ 158,708